Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Expense, Net
Schedule of other (expense) income

	2024		2023		2022
Impairment adjustments (1)	Ps.	(3,064,319)	Ps.	—	Ps.	—
Write-off of unrecoverable indirect taxes, net (2)		(1,151,869)		—		—
Legal and financial advisory and professional services (3)		(1,048,698)		(265,310)		(218,731)
Dismissal severance expense (4)		(776,069)		(1,003,358)		(115,974)
(Loss) gain on disposition of property and equipment		(622,233)		48,036		70,759
Surcharges for income taxes from prior years (5)		(405,916)		—		—
Donations (see Note 20)		(30,000)		(30,000)		(26,229)
Realized gain on sale of property (6)		2,582,339		—		—
Interest on Asset Tax recoverable from prior years		182,923		315,778		—
Expense related to Hurricane “Otis” (7)		—		(329,721)		—
Deferred compensation plan liability (8)		—		337,450		(129,810)
Gain on disposition of OCEN (9)		—		—		35,950
Lawsuit settlement agreement, net (10)		—		—		(425,762)
Other, net		(221,058)		13,324		(213,372)
	Ps.	(4,554,900)	Ps.	(913,801)	Ps.	(1,023,169)

(1)	In 2024, included impairment adjustments of Ps.450,000 of goodwill in the Cable segment and Ps.2,614,319, in connection with intangible assets with indefinite useful lives and other long-lived assets in the Sky segment (see Notes 2(s), 11,12 and 13).
(2)	In 2024 the Group made a net write-off of unrecoverable indirect taxes.
(3)

Included primarily advisory and professional services in connection with certain litigation, financial advisory, and other matters. In 2024, included a provision for legal expenses in the amount of Ps.772,157 (see Notes 3 and 20).

(4)	Included severance expense for dismissals of personnel in the Group´s Cable and Sky segments, as a part of a continued cost reduction plan.
(5)	In 2024, included surcharges for income taxes in connection with income tax assessments made by the Mexican Tax authority for prior years.
(6)

In 2023 some companies in the Group sold property to companies in the Group’s former Other Businesses segment, which gain on sale of property became realized on January 31, 2024, in connection with the Spin-off carried on by the Company on that date (see Note 3).

(7)	In 2023, includes non-recurring expense related to damage caused by Hurricane “Otis”.
(8)

In 2022, included the service cost of a long-term deferred compensation plan for certain officers of the Group’s Cable segment, which payment became payable when certain financial targets (as defined in the plan) were met. In the fourth quarter of 2023, the Group cancelled a deferred compensation plan for certain officers in the Group’s Cable segment and recognized an income for the write-off of the related liability (see Note 20).

(9)	In 2022, included a gain derived from an additional purchase price adjustment paid to the Company on disposition of its former 40% equity stake in OCESA Entretenimiento, S.A. de C.V.
(10)

In the fourth quarter 2022, the Company announced a settlement agreement for a class action lawsuit and recognized an expense of U.S.$21.5 million (Ps.425,762) resulting from a related provision for the amount to be paid by the Company, net of an expected insurance reimbursement (see Note 27).